Investments and Advances-Other - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Realized net losses from available-for-sale securities included in other income (expenses) - other, net	¥ (96)	¥ (3)	¥ (4,308)